Leases - Rent payments (Details) - DiscoverOrg Holdings $ in Millions	Jun. 30, 2020 USD ($)
Contractual Payments Due
2019	$ 2.1
2020	2.0
2021	2.2
2022	2.2
2023	2.3
Thereafter	5.0
Contractual obligation	15.8
Expected Sub-Lease Payments
2019	(0.2)
2020	(0.4)
2021	(0.5)
2022	(0.5)
2023	(0.6)
Thereafter	(1.5)
Contractual Obligation, sublease	(3.7)
Net Expected Commitments
2019	1.9
2020	1.6
2021	1.7
2022	1.7
2023	1.7
Thereafter	3.5
Contractual obligation, net expected commitments	$ 12.1